CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Investments
Fixed maturities available-for-sale, at fair value (amortized cost: $698.6 million and $6.4 million as of September 30, 2021 and December 31, 2020)	$ 697.6	$ 6.6
Short-term investments (cost: $107.5 million)	107.5	0.0
Total investments	805.1	6.6
Cash, cash equivalents and restricted cash	319.6	571.4
Premium receivable, net of allowance for doubtful accounts of $1.0 million and $0.5 million as of September 30, 2021 and December 31, 2020	129.2	86.1
Reinsurance recoverable	70.8	49.0
Prepaid reinsurance premium	150.2	91.3
Deferred acquisition costs	6.0	3.5
Property and equipment, net	10.8	5.7
Intangible assets	0.6	0.6
Other assets	29.4	14.5
Total assets	1,521.7	828.7
Liabilities and Stockholders' Equity
Unpaid loss and loss adjustment expense	74.0	46.3
Unearned premium	203.2	123.8
Trade payables	3.0	1.4
Funds held for reinsurance treaties	97.1	62.1
Deferred ceding commission	36.1	22.4
Ceded premium payable	24.8	13.0
Other liabilities and accrued expenses	35.5	18.7
Total liabilities	473.7	287.7
Commitments and contingencies (Note 14)
Stockholders' equity
Common stock, $0.00001 par value, 200,000,000 shares authorized; 61,615,624 and 56,774,294 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	0.0	0.0
Additional paid-in capital	1,539.5	859.8
Accumulated deficit	(491.6)	(320.6)
Accumulated other comprehensive income	0.1	1.8
Total stockholders' equity	1,048.0	541.0
Total liabilities and stockholders' equity	$ 1,521.7	$ 828.7